ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION
Schedule of Company's principal subsidiaries and consolidated variable interest entities

The Company’s principal subsidiaries and consolidated variable interest entities as of December 31, 2015 are as follows:

Company	Date of incorporation	Place of incorporation	Percentage of direct ownership by the Company
Principal subsidiaries of the Company:
Queen’s Road Travel Information Limited (“Queen’s Road”)	August 6, 2010	Hong Kong	100%
Beijing Qunar Software Technology Company Limited (“WFOE”)	October 10, 2006	PRC	100%
Shanghai Qianlima Network Technology Co. Ltd., a wholly owned subsidiary of the WFOE	November 16, 2012	PRC	100%
Principal Affiliated PRC Entities
Qunar.com Beijing Information Technology Company Limited (“Qunar.com”, “VIE”)	March 17, 2006	PRC	Nil
Beijing JiaXin HaoYuan Information Technology Company Ltd. (“Jiaxinhaoyuan”), a wholly owned subsidiary of the VIE	August 26, 2010	PRC	Nil
Beijing JinDuYuanYou Information Technology Company Ltd. (“Jinduyuanyou”), a wholly owned subsidiary of the VIE	December 12, 2011	PRC	Nil
Qingdao Yi Lu Tong Xing International Travel Agency Co., Ltd. (“Qingdao”), a wholly owned subsidiary of the VIE	April 12, 2012	PRC	Nil
Shenzhen Zhongchengtai Insurance Brokerage Co. Ltd. (“Zhongchengtai”), a wholly owned subsidiary of the VIE	September 9, 2013	PRC	Nil
Qunar.com (Tianjin) International travel Agency Co., Ltd. (“Tianjin Travel Agency”), a wholly owned subsidiary of the VIE	September 24, 2014	PRC	Nil

Schedule of carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	122,682	768,605	118,652
Restricted cash	207,589	944,488	145,804
Funds receivable	387,705	691,563	106,759
Accounts receivable, net	187,607	391,712	60,470
Prepaid expenses and other current assets	77,642	545,449	84,203
Deferred tax assets	16,755	66,452	10,258
Amount due from related parties1	11,331	100,379	15,496

Total current assets	1,011,311	3,508,648	541,642

Non-current assets:
Property and equipment, net	6,033	64,437	9,947
Long-term investments, net	58,375	485,445	74,940
Other non-current assets	11,502	59,082	9,121
Goodwill	—	10,755	1,660
Total non-current assets	75,910	619,719	95,668

Total assets	1,087,221	4,128,367	637,310

Current liabilities:
Customer advances and deposits	5,887	23,815	3,677
Accounts payable	70,834	77,523	11,968
Salaries and welfare payable	15,524	13,941	2,152
Accrued expenses and other current liabilities	782,758	2,044,266	315,580
Income tax payable	18,555	66,665	10,291
Amounts due to related parties	—	527,939	81,500
Amounts due to inter-companies2	182,926	1,504,524	232,258

Total current liabilities	1,076,484	4,258,673	657,426

Non-current liabilities:
Non-current liabilities	3,429	15,793	2,438
Total non-current liabilities	3,429	15,793	2,438

Total liabilities	1,079,913	4,274,466	659,864

(1)	Information with respect to related parties is discussed in Note 13.

(2)	Amounts due to inter-companies mainly consist of payables to WFOE and other group companies resulting from expenses paid on behalf of the principal Affiliated PRC Entities for daily operations.

Schedule of financial performance and cash flows of Affiliated PRC Entities

	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB	US$

Revenues	82,474	371,555	1,333,367	205,836

Cost of revenues	45,298	215,981	1,009,694	155,870

Net income (loss)	4,966	(10,990)	(158,328)	(24,442)

Net cash provided by operating activities	41,181	94,178	628,207	96,978

Net cash used in investing activities	(961)	(65,109)	(513,174)	(79,220)

Net cash (used in) provided by financing activities	(50,000)	7,000	530,939	81,963